UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2018 – March 31, 2019

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	20
Additional Information	21
Trustees and Officers	23

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.index.fund, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-464-6339 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.index.fund.

Index Funds S&P 500® Equal Weight	Shareholder Letter

March 31, 2019 (Unaudited)

Dear Shareholders,

Our Index Funds S&P 500® Equal Weight Fund is a “no-load” index fund with no 12b-1 fees. The Fund’s ticker symbol is INDEX. Our portfolio holds approximately 500 of the largest publicly traded companies on Wall Street, as selected by Standard & Poor’s. This puts us in the “Large Cap Blend” category. Our Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.

We believe that the S&P 500® Equal Weight Index methodology is a better investment strategy over time because it corrects an inherent buy-high-sell-low trading “flaw” buried within the market-cap formula that powers the S&P 500® Index and many other market cap strategies. To illustrate, an index fund seeking to track the S&P 500® Index must continuously adjust its portfolio to mirror the underlying index as the 500 stocks fluctuate in price. For example, if 250 stocks move higher in price and 250 stocks move lower in price, the market-cap methodology requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the Equal Weight Index (EWI) strategy corrects this market-cap “buy-high-sell-low-problem” and replaces it with a “buy-low-sell-high” trading methodology. How? Using the same 500 companies, the portfolio manager of the Equal Weight S&P 500® Index fund is required to rebalance the portfolio periodically. Using the example above, the Equal Weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive result of forcing the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem. This is the reason we believe that the EWI strategy has historically provided higher returns that may be sustainable over long periods of time.

During the 12 months ending 03/31/2019, our INDEX FUNDS S&P 500 EQUAL WEIGHT Fund (ticker symbol INDEX) returned +7.02%, while the underlying index grew by +7.22%. During the same period, the S&P 500 Index outperformed both, growing by +9.50% (see Fund Performance Chart).

The underperformance of our Fund relative to the S&P 500® Equal Weight Index is consistent with the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500® Index normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500® Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal Weight methodology seeks to hold all 500 companies equal over time.

Looking forward, we see the $18 trillion-dollar Mutual Fund Industry very much in transition, as low cost index strategies appear to be gaining the advantage over traditional, higher-cost alternatives. Another positive development in the industry is the creation of what many are now calling “Clean Shares”. This is a no-load mutual fund share class which contain no 12b-1 fees, providing one uniform price across the board. We believe creating just one share class of every mutual fund is profoundly smart and would simplify the whole mutual fund investment process for Investors. When mutual funds strip away their loads and complex fee structures, it reduces potential conflicts of interests and gives more control to the investor because they can better understand what they are buying.

The good news is that INDEX is already a “no-load”, low cost index fund with no 12b-1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis

President

The Index Group, Inc.

The foregoing reflects the thoughts and opinions of Index Funds exclusively and is subject to change without notice. Cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500 Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500 is the world's most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Annual Report | March 31, 2019	1

Index Funds S&P 500® Equal Weight	Manager Commentary

March 31, 2019 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended March 31, 2019)

	Quarter	1 Year	3 Year	Since Inception*
Index Funds S&P 500® Equal Weight	14.87%	7.02%	11.82%	8.65%
S&P 500 Total Return Index	13.65%	9.50%	13.51%	10.41%
S&P 500® Equal Weight (Total Return)	14.91%	7.22%	12.03%	8.69%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the July 30, 2018 Prospectus) are 1.98% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2019.

*	The Fund’s inception date is April 30, 2015.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Manager Commentary

March 31, 2019 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. S&P® is a registered trademark of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s® and S&P® are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. The Index Funds S&P 500® Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500® Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500® Equal Weight particularly or the ability of the S&P 500® Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500® Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500® Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of the Index Funds S&P 500® Equal Weight into consideration in determining, composing or calculating the S&P 500® Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500® Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500® Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500® Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500® Equal Weight. There is no assurance that investment products based on the S&P 500® Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500® EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Annual Report | March 31, 2019	3

Index Funds S&P 500® Equal Weight	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held until March 31, 2019.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value 10/1/2018	Ending Account Value 03/31/19	Expense Ratio(a)	Expenses Paid During Period 10/1/2018- 3/31/19(b)
Actual	$ 1,000.00	$ 988.80	0.25%	$ 1.24
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.68	0.25%	$ 1.26

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2019

	Shares	Value
Common Stocks: 100.04%
Communication Services: 4.31%
Activision Blizzard, Inc.	1,816	$82,682
Alphabet, Inc., Class A(a)	32	37,660
Alphabet, Inc., Class C(a)	33	38,719
AT&T, Inc.	2,547	79,874
CBS Corp., Class B Non-Voting Shares	1,557	74,004
CenturyLink, Inc.	6,205	74,398
Charter Communications, Inc., Class A(a)	226	78,402
Comcast Corp., Class A	1,998	79,880
Discovery, Inc., Class A(a)	833	22,508
Discovery, Inc., Class C(a)	1,914	48,654
DISH Network Corp., Class A(a)	2,404	76,183
Electronic Arts, Inc.(a)	776	78,865
Facebook, Inc., Class A(a)	450	75,010
Fox Corp., Class A(a)	359	13,167
Fox Corp., Class B(a)	165	5,920
Interpublic Group of Cos., Inc.	3,430	72,064
Netflix, Inc.(a)	218	77,730
News Corp., Class A	4,491	55,868
News Corp., Class B	1,444	18,036
Omnicom Group, Inc.	1,032	75,326
Take-Two Interactive Software, Inc.(a)	876	82,668
TripAdvisor, Inc.(a)	1,499	77,124
Twitter, Inc.(a)	2,541	83,548
Verizon Communications, Inc.	1,350	79,826
Viacom, Inc., Class B	2,645	74,245
Walt Disney Co.	1,168	129,672
		1,692,033

Consumer Discretionary: 12.62%
Advance Auto Parts, Inc.	503	85,777
Amazon.com, Inc.(a)	47	83,695
Aptiv PLC	933	74,164
AutoZone, Inc.(a)	81	82,954
Best Buy Co., Inc.	1,133	80,511
Booking Holdings, Inc.(a)	45	78,521
BorgWarner, Inc.	2,003	76,935
Capri Holdings, Ltd.(a)	1,751	80,108
CarMax, Inc.(a)	1,308	91,298
Carnival Corp.	1,389	70,450
Chipotle Mexican Grill, Inc.(a)	124	88,078
Darden Restaurants, Inc.	709	86,122
Dollar General Corp.	643	76,710
Dollar Tree, Inc.(a)	746	78,360
DR Horton, Inc.	1,889	78,167
eBay, Inc.	2,126	78,960
Expedia Group, Inc.	629	74,851
Foot Locker, Inc.	1,270	76,962
Ford Motor Co.	9,064	79,582
Gap, Inc.	2,943	77,048
Garmin, Ltd.	923	79,701
General Motors Co.	2,009	74,534
Genuine Parts Co.	720	80,662
	Shares	Value
Consumer Discretionary (continued)
H&R Block, Inc.	3,059	$73,232
Hanesbrands, Inc.	4,172	74,595
Harley-Davidson, Inc.	2,027	72,283
Hasbro, Inc.	876	74,478
Hilton Worldwide Holdings, Inc.	925	76,877
Home Depot, Inc.	421	80,786
Kohl's Corp.	1,126	77,435
L Brands, Inc.	2,948	81,306
Leggett & Platt, Inc.	1,722	72,703
Lennar Corp., Class A	1,599	78,495
LKQ Corp.(a)	2,791	79,209
Lowe's Cos., Inc.	768	84,073
Macy's, Inc.	3,305	79,419
Marriott International, Inc., Class A	632	79,057
Mattel, Inc.(a)	5,267	68,471
McDonald's Corp.	425	80,707
MGM Resorts International	2,880	73,901
Mohawk Industries, Inc.(a)	578	72,915
Newell Brands, Inc.	4,943	75,826
NIKE, Inc., Class B	900	75,789
Nordstrom, Inc.	1,740	77,221
Norwegian Cruise Line Holdings, Ltd.(a)	1,388	76,284
O'Reilly Automotive, Inc.(a)	210	81,543
PulteGroup, Inc.	2,767	77,365
PVH Corp.	692	84,389
Ralph Lauren Corp.	625	81,050
Ross Stores, Inc.	857	79,787
Royal Caribbean Cruises, Ltd.	655	75,076
Starbucks Corp.	1,101	81,848
Tapestry, Inc.	2,275	73,915
Target Corp.	1,006	80,742
Tiffany & Co.	810	85,495
TJX Cos., Inc.	1,504	80,028
Tractor Supply Co.	844	82,509
Ulta Beauty, Inc.(a)	250	87,183
Under Armour, Inc., Class A(a)	1,858	39,278
Under Armour, Inc., Class C(a)	1,905	35,947
VF Corp.	906	78,740
Whirlpool Corp.	555	73,754
Wynn Resorts, Ltd.	638	76,126
Yum! Brands, Inc.	789	78,750
		4,952,737
Consumer Staples: 6.76%
Altria Group, Inc.	1,379	79,196
Archer-Daniels-Midland Co.	1,821	78,540
Brown-Forman Corp., Class B	1,529	80,701
Campbell Soup Co.	2,119	80,797
Church & Dwight Co., Inc.	1,163	82,840
Clorox Co.	484	77,663
Coca-Cola Co.	1,702	79,756
Colgate-Palmolive Co.	1,168	80,055
Conagra Brands, Inc.	3,396	94,205
Constellation Brands, Inc., Class A	460	80,652

See Notes to Financial Statements.
Annual Report | March 31, 2019	5

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2019

	Shares	Value
Consumer Staples (continued)
Costco Wholesale Corp.	335	$81,117
Coty, Inc., Class A	6,939	79,798
Estee Lauder Cos., Inc., Class A	489	80,954
General Mills, Inc.	1,639	84,818
Hershey Co.	686	78,773
Hormel Foods Corp.	1,775	79,449
JM Smucker Co.	745	86,793
Kellogg Co.	1,399	80,275
Kimberly-Clark Corp.	658	81,526
Kraft Heinz Co.	2,378	77,642
Kroger Co.	3,119	76,727
Lamb Weston Holdings, Inc.	1,091	81,760
McCormick & Co., Inc., Non-Voting Shares	557	83,901
Molson Coors Brewing Co., Class B	1,284	76,591
Mondelez International, Inc., Class A	1,638	81,769
Monster Beverage Corp.(a)	1,259	68,716
PepsiCo, Inc.	662	81,128
Philip Morris International, Inc.	872	77,076
Procter & Gamble Co.	776	80,743
Sysco Corp.	1,161	77,508
Tyson Foods, Inc., Class A	1,215	84,357
Walgreens Boots Alliance, Inc.	1,274	80,606
Walmart, Inc.	782	76,268
		2,652,700
Energy: 6.01%
Anadarko Petroleum Corp.	1,814	82,501
Apache Corp.	2,389	82,803
Baker Hughes a GE Co.	2,966	82,217
Cabot Oil & Gas Corp.	3,094	80,753
Chevron Corp.	628	77,357
Cimarex Energy Co.	1,118	78,148
Concho Resources, Inc.	761	84,441
ConocoPhillips	1,167	77,886
Devon Energy Corp.	2,858	90,198
Diamondback Energy, Inc.	799	81,122
EOG Resources, Inc.	883	84,044
Exxon Mobil Corp.	966	78,053
Halliburton Co.	2,779	81,425
Helmerich & Payne, Inc.	1,446	80,340
Hess Corp.	1,388	83,599
HollyFrontier Corp.	1,564	77,058
Kinder Morgan, Inc.	3,868	77,399
Marathon Oil Corp.	4,691	78,387
Marathon Petroleum Corp.	1,327	79,421
National Oilwell Varco, Inc.	2,950	78,588
Noble Energy, Inc.	3,563	88,113
Occidental Petroleum Corp.	1,217	80,565
ONEOK, Inc.	1,164	81,294
Phillips 66	810	77,088
Pioneer Natural Resources Co.	585	89,084
Schlumberger, Ltd.	1,848	80,517
TechnipFMC PLC	3,638	85,566
	Shares	Value
Energy (continued)
Valero Energy Corp.	957	$81,182
Williams Cos., Inc.	2,834	81,392
		2,360,541

Financials: 13.15%
Affiliated Managers Group, Inc.	735	78,726
Aflac, Inc.	1,572	78,600
Allstate Corp.	818	77,039
American Express Co.	707	77,275
American International Group, Inc.	1,809	77,896
Ameriprise Financial, Inc.	614	78,653
Aon PLC	471	80,400
Arthur J Gallagher & Co.	980	76,538
Assurant, Inc.	764	72,511
Bank of America Corp.	2,664	73,500
Bank of New York Mellon Corp.	1,482	74,737
BB&T Corp.	1,539	71,610
Berkshire Hathaway, Inc., Class B(a)	384	77,142
BlackRock, Inc.	182	77,781
Brighthouse Financial, Inc.(a)	2,029	73,632
Capital One Financial Corp.	938	76,625
Cboe Global Markets, Inc.	827	78,929
Charles Schwab Corp.	1,757	75,129
Chubb, Ltd.	576	80,686
Cincinnati Financial Corp.	903	77,568
Citigroup, Inc.	1,230	76,531
Citizens Financial Group, Inc.	2,195	71,338
CME Group, Inc.	445	73,238
Comerica, Inc.	914	67,014
Discover Financial Services	1,093	77,778
E*TRADE Financial Corp.	1,629	75,634
Everest Re Group, Ltd.	352	76,018
Fifth Third Bancorp	2,862	72,180
First Republic Bank	751	75,445
Franklin Resources, Inc.	2,436	80,729
Goldman Sachs Group, Inc.	391	75,068
Hartford Financial Services Group, Inc.	1,587	78,906
Huntington Bancshares, Inc.	5,547	70,336
Intercontinental Exchange, Inc.	1,053	80,175
Invesco, Ltd.	4,094	79,055
Jefferies Financial Group, Inc.	4,027	75,667
JPMorgan Chase & Co.	741	75,011
KeyCorp	4,551	71,678
Lincoln National Corp.	1,268	74,432
Loews Corp.	1,628	78,030
M&T Bank Corp.	454	71,287
Marsh & McLennan Cos., Inc.	852	80,003
MetLife, Inc.	1,729	73,604
Moody's Corp.	449	81,309
Morgan Stanley	1,845	77,859
MSCI, Inc.	418	83,115
Nasdaq, Inc.	915	80,053
Northern Trust Corp.	852	77,029
People's United Financial, Inc.	4,447	73,109

See Notes to Financial Statements.
6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2019

	Shares	Value
Financials (continued)
PNC Financial Services Group, Inc.	603	$73,964
Principal Financial Group, Inc.	1,529	76,741
Progressive Corp.	1,056	76,127
Prudential Financial, Inc.	818	75,158
Raymond James Financial, Inc.	950	76,390
Regions Financial Corp.	4,933	69,802
S&P Global, Inc.	389	81,904
State Street Corp.	1,121	73,773
SunTrust Banks, Inc.	1,202	71,219
SVB Financial Group(a)	319	70,933
Synchrony Financial	2,419	77,166
T Rowe Price Group, Inc.	788	78,895
Torchmark Corp.	940	77,033
Travelers Cos., Inc.	582	79,827
Unum Group	2,118	71,652
US Bancorp	1,500	72,285
Wells Fargo & Co.	1,533	74,075
Willis Towers Watson PLC	451	79,218
Zions Bancorp	1,567	71,157
		5,163,927

Health Care: 12.49%
Abbott Laboratories	996	79,620
AbbVie, Inc.	984	79,301
ABIOMED, Inc.(a)	242	69,113
Agilent Technologies, Inc.	979	78,692
Alexion Pharmaceuticals, Inc.(a)	593	80,162
Align Technology, Inc.(a)	331	94,113
Allergan PLC	526	77,012
AmerisourceBergen Corp.	999	79,440
Amgen, Inc.	422	80,172
Anthem, Inc.	259	74,328
Baxter International, Inc.	1,030	83,749
Becton Dickinson and Co.	309	77,167
Biogen, Inc.(a)	248	58,622
Boston Scientific Corp.(a)	1,932	74,150
Bristol-Myers Squibb Co.	1,485	70,849
Cardinal Health, Inc.	1,600	77,040
Celgene Corp.(a)	904	85,283
Centene Corp.(a)	1,349	71,632
Cerner Corp.(a)	1,377	78,778
Cigna Corp.	468	75,264
Cooper Cos., Inc.	265	78,485
CVS Health Corp.	1,442	77,767
Danaher Corp.	611	80,664
DaVita, Inc.(a)	1,528	82,955
DENTSPLY SIRONA, Inc.	1,571	77,906
Edwards Lifesciences Corp.(a)	450	86,098
Eli Lilly & Co.	603	78,245
Gilead Sciences, Inc.	1,207	78,467
HCA Healthcare, Inc.	612	79,793
Henry Schein, Inc.(a)	1,304	78,383
Hologic, Inc.(a)	1,637	79,231
Humana, Inc.	284	75,544
	Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc.(a)	378	$84,521
Illumina, Inc.(a)	259	80,469
Incyte Corp.(a)	929	79,903
Intuitive Surgical, Inc.(a)	143	81,593
IQVIA Holdings, Inc.(a)	555	79,837
Johnson & Johnson	553	77,304
Laboratory Corp. of America Holdings(a)	521	79,703
McKesson Corp.	683	79,952
Medtronic PLC	843	76,780
Merck & Co., Inc.	957	79,594
Mettler-Toledo International, Inc.(a)	112	80,976
Mylan NV(a)	2,868	81,279
Nektar Therapeutics(a)	2,173	73,013
PerkinElmer, Inc.	831	80,075
Perrigo Co. PLC	1,641	79,031
Pfizer, Inc.	1,867	79,291
Quest Diagnostics, Inc.	905	81,378
Regeneron Pharmaceuticals, Inc.(a)	190	78,018
ResMed, Inc.	756	78,601
Stryker Corp.	408	80,588
Teleflex, Inc.	266	80,375
Thermo Fisher Scientific, Inc.	305	83,485
UnitedHealth Group, Inc.	322	79,618
Universal Health Services, Inc., Class B	590	78,924
Varian Medical Systems, Inc.(a)	572	81,064
Vertex Pharmaceuticals, Inc.(a)	430	79,098
Waters Corp.(a)	320	80,547
WellCare Health Plans, Inc.(a)	319	86,050
Zimmer Biomet Holdings, Inc.	628	80,196
Zoetis, Inc.	826	83,153
		4,902,441
Industrials: 13.93%
3M Co.	380	78,956
Alaska Air Group, Inc.	1,373	77,053
Allegion PLC	867	78,646
American Airlines Group, Inc.	2,392	75,970
AMETEK, Inc.	971	80,564
AO Smith Corp.	1,500	79,980
Arconic, Inc.	4,128	78,886
Boeing Co.	181	69,037
Caterpillar, Inc.	581	78,720
CH Robinson Worldwide, Inc.	872	75,855
Cintas Corp.	379	76,600
Copart, Inc.(a)	1,311	79,433
CSX Corp.	1,063	79,534
Cummins, Inc.	494	77,988
Deere & Co.	480	76,723
Delta Air Lines, Inc.	1,539	79,489
Dover Corp.	855	80,199
Eaton Corp. PLC	962	77,499
Emerson Electric Co.	1,146	78,467
Equifax, Inc.	703	83,305

See Notes to Financial Statements.
Annual Report | March 31, 2019	7

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2019

	Shares	Value
Industrials (continued)
Expeditors International of Washington, Inc.	1,025	$77,797
Fastenal Co.	1,243	79,937
FedEx Corp.	444	80,546
Flowserve Corp.	1,777	80,214
Fluor Corp.	2,090	76,912
Fortive Corp.	950	79,696
Fortune Brands Home & Security, Inc.	1,652	78,652
General Dynamics Corp.	460	77,869
General Electric Co.	7,966	79,580
Harris Corp.	472	75,383
Honeywell International, Inc.	503	79,937
Huntington Ingalls Industries, Inc.	381	78,943
IHS Markit, Ltd.(a)	1,453	79,014
Illinois Tool Works, Inc.	543	77,937
Ingersoll-Rand PLC	731	78,911
Jacobs Engineering Group, Inc.	1,061	79,777
JB Hunt Transport Services, Inc.	750	75,968
Johnson Controls International PLC	2,127	78,571
Kansas City Southern	686	79,562
L3 Technologies, Inc.	366	75,531
Lockheed Martin Corp.	254	76,241
Masco Corp.	1,945	76,458
Nielsen Holdings PLC	2,932	69,400
Norfolk Southern Corp.	432	80,736
Northrop Grumman Corp.	277	74,679
PACCAR, Inc.	1,134	77,271
Parker-Hannifin Corp.	451	77,401
Pentair PLC	1,833	81,587
Quanta Services, Inc.	2,169	81,858
Raytheon Co.	422	76,838
Republic Services, Inc.	980	78,772
Robert Half International, Inc.	1,180	76,889
Rockwell Automation, Inc.	437	76,676
Rollins, Inc.	1,903	79,203
Roper Technologies, Inc.	240	82,073
Snap-on, Inc.	484	75,756
Southwest Airlines Co.	1,474	76,515
Stanley Black & Decker, Inc.	590	80,340
Textron, Inc.	1,493	75,635
TransDigm Group, Inc.(a)	179	81,264
Union Pacific Corp.	465	77,748
United Continental Holdings, Inc.(a)	926	73,876
United Parcel Service, Inc., Class B	715	79,894
United Rentals, Inc.(a)	619	70,721
United Technologies Corp.	616	79,396
Verisk Analytics, Inc.	606	80,598
Wabtec Corp.	1,089	80,281
Waste Management, Inc.	771	80,115
WW Grainger, Inc.	260	78,242
Xylem, Inc.	1,016	80,305
		5,470,409
	Shares	Value
Information Technology: 13.83%
Accenture PLC, Class A	472	$83,081
Adobe, Inc.(a)	299	79,681
Advanced Micro Devices, Inc.(a)	3,467	88,478
Akamai Technologies, Inc.(a)	1,085	77,805
Alliance Data Systems Corp.	459	80,316
Amphenol Corp., Class A	822	77,630
Analog Devices, Inc.	724	76,215
ANSYS, Inc.(a)	430	78,565
Apple, Inc.	441	83,768
Applied Materials, Inc.	2,023	80,232
Arista Networks, Inc.(a)	278	87,420
Autodesk, Inc.(a)	501	78,066
Automatic Data Processing, Inc.	511	81,627
Broadcom, Inc.	289	86,905
Broadridge Financial Solutions, Inc.	771	79,945
Cadence Design Systems, Inc.(a)	1,290	81,928
Cisco Systems, Inc.	1,494	80,661
Citrix Systems, Inc.	764	76,140
Cognizant Technology Solutions Corp., Class A	1,072	77,666
Corning, Inc.	2,258	74,740
DXC Technology Co.	1,189	76,465
F5 Networks, Inc.(a)	483	75,797
Fidelity National Information Services, Inc.	722	81,658
Fiserv, Inc.(a)	899	79,364
FleetCor Technologies, Inc.(a)	335	82,608
FLIR Systems, Inc.	1,542	73,368
Fortinet, Inc.(a)	946	79,436
Gartner, Inc.(a)	541	82,059
Global Payments, Inc.	585	79,864
Hewlett Packard Enterprise Co.	4,890	75,453
HP, Inc.	4,073	79,138
Intel Corp.	1,455	78,134
International Business Machines Corp.	565	79,722
Intuit, Inc.	310	81,037
IPG Photonics Corp.(a)	515	78,167
Jack Henry & Associates, Inc.	581	80,608
Juniper Networks, Inc.	2,971	78,642
Keysight Technologies, Inc.(a)	909	79,265
KLA-Tencor Corp.	670	80,005
Lam Research Corp.	452	80,913
Mastercard, Inc., Class A	344	80,995
Maxim Integrated Products, Inc.	1,469	78,107
Microchip Technology, Inc.	898	74,498
Micron Technology, Inc.(a)	1,975	81,627
Microsoft Corp.	691	81,497
Motorola Solutions, Inc.	550	77,231
NetApp, Inc.	1,208	83,763
NVIDIA Corp.	506	90,857
Oracle Corp.	1,447	77,718
Paychex, Inc.	1,000	80,200
PayPal Holdings, Inc.(a)	797	82,760
Qorvo, Inc.(a)	1,113	79,836

See Notes to Financial Statements.
8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2019

	Shares	Value
Information Technology (continued)
QUALCOMM, Inc.	1,425	$81,268
Red Hat, Inc.(a)	422	77,099
salesforce.com, Inc.(a)	492	77,918
Seagate Technology PLC	1,652	79,114
Skyworks Solutions, Inc.	953	78,603
Symantec Corp.	3,478	79,959
Synopsys, Inc.(a)	740	85,211
TE Connectivity, Ltd.	940	75,905
Texas Instruments, Inc.	727	77,113
Total System Services, Inc.	820	77,908
VeriSign, Inc.(a)	429	77,889
Visa, Inc., Class A	518	80,906
Western Digital Corp.	1,608	77,280
Western Union Co.	4,257	78,627
Xerox Corp.	2,519	80,558
Xilinx, Inc.	643	81,526
		5,428,545

Materials: 4.95%
Air Products & Chemicals, Inc.	421	80,394
Albemarle Corp.	920	75,422
Avery Dennison Corp.	704	79,552
Ball Corp.	1,388	80,310
Celanese Corp.	765	75,437
CF Industries Holdings, Inc.	1,894	77,427
DowDuPont, Inc.	1,396	74,421
Eastman Chemical Co.	967	73,376
Ecolab, Inc.	450	79,443
FMC Corp.	984	75,591
Freeport-McMoRan, Inc.	6,313	81,375
International Flavors & Fragrances, Inc.	609	78,433
International Paper Co.	1,668	77,178
Linde PLC	450	79,168
LyondellBasell Industries NV, Class A	875	73,570
Martin Marietta Materials, Inc.	389	78,259
Mosaic Co.	2,724	74,392
Newmont Mining Corp.	2,264	80,983
Nucor Corp.	1,321	77,080
Packaging Corp. of America	783	77,815
PPG Industries, Inc.	696	78,557
Sealed Air Corp.	1,700	78,302
Sherwin-Williams Co.	183	78,820
Vulcan Materials Co.	673	79,683
Westrock Co.	2,025	77,659
		1,942,647

Real Estate: 6.44%
Alexandria Real Estate Equities, Inc., REIT	555	79,121
American Tower Corp., REIT	420	82,765
Apartment Investment & Management Co., REIT, Class A	1,588	79,861
AvalonBay Communities, Inc., REIT	389	78,084
	Shares	Value
Real Estate (continued)
Boston Properties, Inc., REIT	576	$77,115
CBRE Group, Inc., Class A(a)	1,524	75,362
Crown Castle International Corp., REIT	631	80,768
Digital Realty Trust, Inc., REIT	682	81,158
Duke Realty Corp., REIT	2,553	78,071
Equinix, Inc., REIT	178	80,662
Equity Residential, REIT	1,037	78,107
Essex Property Trust, Inc., REIT	269	77,806
Extra Space Storage, Inc., REIT	786	80,101
Federal Realty Investment Trust, REIT	579	79,815
HCP, Inc., REIT	2,513	78,657
Host Hotels & Resorts, Inc., REIT	3,956	74,768
Iron Mountain, Inc., REIT	2,194	77,799
Kimco Realty Corp., REIT	4,407	81,529
Macerich Co., REIT	1,817	78,767
Mid-America Apartment Communities, Inc., REIT	724	79,155
Prologis, Inc., REIT	1,092	78,569
Public Storage, REIT	356	77,530
Realty Income Corp., REIT	1,095	80,548
Regency Centers Corp., REIT	1,197	80,786
SBA Communications Corp., REIT(a)	416	83,059
Simon Property Group, Inc., REIT	438	79,808
SL Green Realty Corp., REIT	845	75,982
UDR, Inc., REIT	1,700	77,282
Ventas, Inc., REIT	1,232	78,614
Vornado Realty Trust, REIT	1,128	76,072
Welltower, Inc., REIT	1,018	78,997
Weyerhaeuser Co., REIT	3,095	81,522
		2,528,240
Utilities: 5.55%
AES Corp.	4,312	77,961
Alliant Energy Corp.	1,651	77,812
Ameren Corp.	1,064	78,257
American Electric Power Co., Inc.	931	77,971
American Water Works Co., Inc.	745	77,674
Atmos Energy Corp.	762	78,433
CenterPoint Energy, Inc.	2,541	78,009
CMS Energy Corp.	1,397	77,589
Consolidated Edison, Inc.	911	77,262
Dominion Energy, Inc.	1,007	77,197
DTE Energy Co.	620	77,339
Duke Energy Corp.	846	76,140
Edison International	1,230	76,161
Entergy Corp.	825	78,895
Evergy, Inc.	1,368	79,412
Eversource Energy	1,096	77,761
Exelon Corp.	1,564	78,403
FirstEnergy Corp.	1,867	77,686
NextEra Energy, Inc.	405	78,295
NiSource, Inc.	2,784	79,789
NRG Energy, Inc.	1,841	78,206
Pinnacle West Capital Corp.	820	78,376

See Notes to Financial Statements.
Annual Report | March 31, 2019	9

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2019

	Shares	Value
Utilities (continued)
PPL Corp.	2,387	$75,763
Public Service Enterprise Group, Inc.	1,296	76,995
Sempra Energy	624	78,537
Southern Co.	1,499	77,468
WEC Energy Group, Inc.	991	78,368
Xcel Energy, Inc.	1,371	77,064
		2,178,823

Total Common Stocks (Cost 34,506,305)		39,273,043

Total Investments: 100.04%
(Cost 34,506,305)		39,273,043

Liabilities In Excess Of Other Assets: (0.04)%		(14,711)

Net Assets: 100.00%		$39,258,332

(a)	Non-income producing security.

See Notes to Financial Statements.
10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities

March 31, 2019

ASSETS:
Investments, at value	$39,273,043
Receivable for investments sold	111,181
Receivable for shares sold	41,007
Receivable due from investment adviser	100,446
Interest and dividends receivable	49,765
Prepaid expenses and other assets	8,580
Total Assets	39,584,022
LIABILITIES:
Payable to custodian due to overdraft	82,371
Payable for investments purchased	83,644
Payable for shares redeemed	84,146
Payable to fund accounting and administration	23,013
Payable for trustee fees and expenses	148
Payable for transfer agency fees	6,310
Payable for chief compliance officer fee	2,547
Payable for professional fees	34,229
Accrued expenses and other liabilities	9,282
Total Liabilities	325,690
NET ASSETS	$39,258,332
NET ASSETS CONSIST OF:
Paid-in capital	$35,506,215
Total distributable earnings	3,752,117
NET ASSETS	$39,258,332
INVESTMENTS, AT COST	$34,506,305
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$31.19
Net Assets	$39,258,332
Shares of beneficial interest outstanding, without par value	1,258,482

See Notes to Financial Statements.
Annual Report | March 31, 2019	11

Index Funds S&P 500® Equal Weight	Statement of Operations

For the Year Ended March 31, 2019

INVESTMENT INCOME:
Dividends	$746,594
Foreign taxes withheld	(13)
Total Investment Income	746,581

EXPENSES:
Investment advisory fees (Note 3)	88,690
Fund accounting & administration fees	193,146
Custodian fees	8,192
Audit and tax fees	17,000
Legal fees	25,769
Transfer agent fees	45,042
Trustee fees and expenses	355
Registration fees	29,834
Printing fees	13,234
Chief compliance officer fees	30,116
Insurance expense	15,468
Other	9,076
Total expenses before waiver	475,922
Less: fees waived/reimbursed by investment adviser (Note 3)	(387,186)
Total Net Expenses	88,736
NET INVESTMENT INCOME:	657,845

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(470,069)
Net change in unrealized appreciation on investments	2,170,566
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,700,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,358,342

See Notes to Financial Statements.
12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	Year Ended March 31, 2019	Year Ended March 31, 2018
OPERATIONS:
Net investment income	$657,845	$372,340
Net realized loss on investments	(470,069)	(273,765)
Net change in unrealized appreciation on investments	2,170,566	2,018,287
Net increase in net assets resulting from operations	2,358,342	2,116,862

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings(a)	(972,201)	(305,595)
Net decrease in net assets from distributions	(972,201)	(305,595)

SHARE TRANSACTIONS:
Proceeds from sale of shares	20,825,050	24,063,431
Issued to shareholders in reinvestment of distributions	972,201	280,264
Cost of shares redeemed	(16,673,962)	(6,448,450)
Redemption fees	2,767	1,622
Net increase from share transactions	5,126,056	17,896,867
Net increase in net assets	6,512,197	19,708,134

NET ASSETS:
Beginning of year	32,746,135	13,038,001
End of year	$39,258,332	$32,746,135 (b)

Other Information:
SHARE TRANSACTIONS:
Sold	679,778	820,883
Distributions reinvested	35,199	9,256
Redeemed	(546,461)	(218,309)
Net increase in shares outstanding	168,516	611,830

(a)	For the prior year ended March 31, 2018, Total Distributions consisted of Net Investment Income $288,128, and Net Realized Gains $17,467.
(b)	For the prior year ended March 31, 2018, included accumulated net investment income of $126,871.

See Notes to Financial Statements.
Annual Report | March 31, 2019	13

Index Funds S&P 500® Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$30.04	$27.27	$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.57	0.49	0.43	0.44
Net realized and unrealized gain/(loss)	1.42	2.65	3.66	(0.71)
Total from investment operations	1.99	3.14	4.09	(0.27)

DISTRIBUTIONS:
From net investment income	(0.49)	(0.35)	(0.30)	(0.28)
From net realized gains	(0.35)	(0.02)	(0.54)	(0.44)
Total distributions	(0.84)	(0.37)	(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00 (b)	0.00 (b)	0.01	–
Net increase/(decrease) in net asset value	1.15	2.77	3.26	(0.99)
Net asset value, end of period	$31.19	$30.04	$27.27	$24.01

TOTAL RETURN	7.02%	11.50%	17.19%	(1.00	)%(c)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$39,258	$32,746	$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.34%	1.98%	6.83%	13.50	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25%	0.25%	0.27%	0.30	%(d)
Ratio of net investment income to average net assets	1.85%	1.68%	1.66%	2.02	%(d)

PORTFOLIO TURNOVER RATE	83%	64%	32%	81	%(c)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.
14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2019

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2019, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Annual Report | March 31, 2019	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2019

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended March 31, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,273,043	$–	$–	$39,273,043
TOTAL	$39,273,043	$–	$–	$39,273,043

*	See Schedule of Investments for industry classification.

For the year ended March 31, 2019, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the year ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2019. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2019

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2019, and may not be terminated or modified prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2019, reimbursements that may potentially be made by the Fund to the Adviser are as follows:

Fund	Expires 2020	Expires 2021	Expires 2022	Total
Index Funds S&P 500® Equal Weight	$364,450	$384,486	$387,186	$1,136,122

Fund Accounting and Administration Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the year ended March 31, 2019 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the year ended March 31, 2019 are disclosed in the Statement of Operations.

Compliance Services

ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the year ended March 31, 2019 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Advisor pursuant to the terms set forth in the Distribution Agreement.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the year ended March 31, 2019.

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500® Equal Weight	$34,394,697	$29,522,664

Annual Report | March 31, 2019	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2019

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the year ended March 31, 2019, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$912,728	$59,473

The tax character of distributions paid during the year ended March 31, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$305,595	$–

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of certain investments. For the fiscal year ended March 31, 2019, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

	Paid-in Capital	Total Distributable Earnings
Index Funds S&P 500® Equal Weight	$(1)	$1

As of March 31, 2019, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$5,468,121	$(1,623,300)	$3,844,821	$35,428,222

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2019, components of distributable earning on a tax basis were as follows:

Index Funds S&P 500® Equal Weight
Accumulated ordinary income	$173,131
Accumulated capital losses	(265,835)
Net unrealized appreciation on investments	3,844,821
Total	$3,752,117

The Fund elects to defer to the period ending March 31, 2020, capital losses recognized during the period November 1, 2018 – March 31, 2019 in the amount of $265,835.

6. BENEFICIAL OWNERSHIP

At March 31, 2019, a shareholder is the record owner of approximately 74% of the Fund's shares.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2019

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Fund has elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

Annual Report | March 31, 2019	19

Report of Independent Registered
Index Funds S&P 500® Equal Weight	Public Accounting Firm

To the Shareholders of Index Funds S&P 500® Equal Weight and Board of Trustees of Index Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds S&P 500® Equal Weight (the “Fund”), a series of Index Funds (the “Trust”), as of March 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 24, 2019

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3. TAX INFORMATION (UNAUDITED)

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

Qualified Dividend Income:	60.06%
Dividend Received Deduction:	57.52%

In early 2019, if applicable, stockholders of record received this information for the distributions paid to them by the Funds during the calendar year 2018 via Form 1099.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Index Funds S&P 500 Equal Weight designated $59,473 as long-term capital gain dividends.

4. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At their regular meeting on March 8, 2019 (the "Meeting"), in considering whether to approve the continuance of the Investment Advisory Agreement with The Index Group, Inc. (the “Adviser”), with respect to the Fund, the Independent Trustees considered the following factors, with no single factor being all-important or determinative:

(i) the nature, extent and quality of the services provided by the adviser, including the investment performance of the Fund; (ii) the costs of the services provided and the profits realized by the Adviser from the relationship with the Fund, including the extent to which the Adviser has realized, and the Fund has shared the benefit of, economies of scale as the Fund grows; (iii) the investment advisory fee, if any, charged to other clients of the Adviser; (iv) the investment advisory fee charged by other advisers to comparable funds and the expense ratios of comparable funds; and (v) any “fall-out” benefits arising out of the relationship between the Fund and the Adviser, including any benefits that may accrue to the adviser from the placement of the Fund’s brokerage.

The Independent Trustees then discussed information and documents related to the renewal of the Investment Advisory Agreement that had been provided by the Adviser. It was noted that documents and information contained in the Meeting Materials included information concerning:

•	The nature of the Adviser’s business and the Adviser’s financial condition;
•	The Adviser’s personnel, operations and related compensation arrangements;
•	The Adviser’s compensation, the expense structure of the Fund and the Adviser’s historical and anticipated profitability in managing the Fund;
•	Information comparing the Fund’s contractual management fee, expense ratio, and net assets against other registered investment companies identified by the Adviser as peers;

Annual Report | March 31, 2019	21

Index Funds S&P 500® Equal Weight	Additional Information

March 31, 2019 (Unaudited)

•	Management services performed by the Adviser for the Fund and the performance of the Fund (compared against the Fund’s benchmark and the performance of other funds over similar time periods);
•	Portfolio transactions; and
•	Compliance policies and procedures.

In connection with their review of the abovementioned materials, the Independent Trustees acknowledged that they had been advised by separate independent legal counsel through the process. The Independent Trustees, based on their consideration of all materials and information presented to them, concluded (without any single factor being identified as determinative) that the quality of service provided by the Adviser is acceptable, the investment performance of the Fund has been satisfactory, the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund, that any economies of scale or other incidental benefits accruing to the Adviser were not material, and the fees and fees associated with the Fund are not unreasonable and the continuance of the Advisory Agreement is in the best interests of the Fund and its shareholders.

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Trustees and Officers

March 31, 2019 (Unaudited)

NON-INTERESTED TRUSTEES

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	Iofina PLC, Chairman 2014-present; Iofina PLC, CEO & President 2010-2013; Global Healthcare REIT CEO & Director 2015-present; Baylor Solar, Director 2013-2014; Douglas County Soccer, Director 2017-present; High Speed Mining, Director 2014-2018; Ultimate Investments Inc., President & Director 1995-current; Baller Enterprises, President & Director 1993-present; Lakeview Village Inc., President 2006-2019; Titan Au Inc., President 2018-present; Yukon Au LLC, Managing Member 2018-present; Empire Leasing Inc., President 2018-present	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner the Kastle Group LLC (2006 to 2013). Small Business IT and Marketing Consultant (2006 to present)	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of The Index Group, Inc. (2004 to present).	1	None

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of The Index Group, Inc. (2004 to present).
Theodore Uhl (born 1974)	Chief Compliance Officer	Indefinite; since February 2016	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

Annual Report | March 31, 2019	23

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX FUNDS

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that no members of the Audit Committee are an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2019 and March 31, 2018 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $14,000, and $14,000 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2019 and March 31, 2018 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

(c)	Tax Fees: For the registrant’s fiscal years ended March 31, 2019 and March 31, 2018, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 and $3,000 respectively. The fiscal year 2019 and 2018 tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

(d)	All Other Fees: For the registrant’s fiscal years ended March 31, 2019 and March 31, 2018, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e)(1)	The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	[Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(g)	Aggregate non-audit fees of $3,000 and $3,000 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2019 and March 31, 2018. All such services were rendered to the registrant.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	May 31, 2019

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	May 31, 2019